Cover	Jan. 31, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2023
Entity File Number	001-40296
Entity Registrant Name	NUVVE HOLDING CORP.
Entity Central Index Key	0001836875
Entity Tax Identification Number	86-1617000
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2488 Historic Decatur Road, Ste 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92106
City Area Code	(619)
Local Phone Number	456-5161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, Par Value $0.0001 Per Share
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	NVVE
Security Exchange Name	NASDAQ
Warrants to Purchase Common Stock
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	NVVEW
Security Exchange Name	NASDAQ